JPMorgan Sustainable Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.1% (a)
Alabama — 1.0%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000,000	1,023,737
Black Belt Energy Gas District, Gas Project Series 2026A, Rev., 5.00%, 12/1/2034	2,750,000	2,904,060
Total Alabama		3,927,797
Arizona — 1.3%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2026A, Rev., 5.00%, 11/1/2031	1,000,000	1,089,098
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,000,000	817,835
City of Lake Havasu City Wastewater System, Senior Lien Series 2025, GO, 5.00%, 7/1/2033	1,100,000	1,251,128
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	980,607
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
Series 2025, GO, 5.00%, 7/1/2033	450,000	512,135
Series 2025, GO, 5.00%, 7/1/2034	275,000	316,029
Total Arizona		4,966,832
Arkansas — 0.3%
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (c)	1,000,000	999,190
California — 10.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,138,730
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,120,864
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	2,065,000	2,235,561
Series 2025F, Rev., 5.00%, 11/1/2033	2,000,000	2,161,690
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	2,850,000	3,080,110
Series 2026A-1, Rev., 5.00%, 2/1/2036 (c)	1,000,000	1,079,584
Series 2026C, Rev., 5.25%, 2/1/2036	2,000,000	2,180,527
Series 2026B, Rev., 5.00%, 3/1/2036	2,000,000	2,101,301
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	1,000,000	952,093
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	2,000,000	2,325,043
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 4.00%, 11/15/2042	1,000,000	968,795
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	735,000	411,600
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	2,012,261
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts
Series 2024, Rev., 5.00%, 1/1/2032	1,000,000	1,106,089
Series 2026, Rev., 5.00%, 7/1/2033	2,000,000	2,251,550
California Municipal Finance Authority
Series 2025-2, Rev., 4.33%, 11/20/2040 (c)	995,112	987,791
Series 2026-1, Rev., 4.05%, 7/20/2041	998,263	985,218
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,000,000	1,047,991
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project Series 2026A, Rev., 5.00%, 3/1/2033	1,000,000	1,122,028
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Series 2023, Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	269,142
Series 2023, Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,181,639
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	2,000,010
Foothill-De Anza Community College District Series 2016, GO, 4.00%, 8/1/2040	1,245,000	1,244,316

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power Water System Series 2018B, Rev., 5.00%, 7/1/2029	1,000,000	1,042,460
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	941,976
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000,000	1,107,572
Total California		38,055,941
Colorado — 3.6%
Board of Governors of Colorado State University System Series 2017C, Rev., 5.00%, 3/1/2043	1,000,000	1,020,941
City and County of Broomfield Water Activity Enterprise
Series 2026, Rev., 5.00%, 12/1/2038	610,000	692,575
Series 2026, Rev., 5.00%, 12/1/2039	760,000	858,198
Colorado Health Facilities Authority
Series 2025A, Rev., 5.00%, 5/15/2038	415,000	440,998
Series 2025A, Rev., 5.00%, 5/15/2039	400,000	422,545
Series 2025A, Rev., 5.00%, 5/15/2040	365,000	384,184
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,068,681
Series 2019A, Rev., 4.00%, 11/15/2043	2,050,000	1,973,328
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,000,000	1,097,373
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2026	745,000	750,573
Series 2025A, Rev., 5.00%, 12/1/2027	800,000	818,454
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	1,880,000	2,001,572
Dominion Water and Sanitation District
Series 2022, Rev., 5.00%, 12/1/2027	579,000	582,594
Series 2022, Rev., 5.25%, 12/1/2032	500,000	515,654
Fort Collins-Loveland Water District Series 2025, Rev., 5.00%, 12/1/2038	1,000,000	1,137,115
Total Colorado		13,764,785
Connecticut — 0.3%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000,000	1,081,312
District of Columbia — 2.7%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	4,250,000	4,673,245
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	1,555,000	1,498,936
Washington Metropolitan Area Transit Authority Dedicated, Second Lien
Series 2023A, Rev., 5.00%, 7/15/2048	2,000,000	2,080,162
Series 2025A, Rev., 5.25%, 7/15/2055	2,000,000	2,096,979
Total District of Columbia		10,349,322
Florida — 7.9%
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,080,278
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	1,000,000	1,014,448
County of Miami-Dade Water and Sewer System Series 2025B, Rev., 4.00%, 10/1/2042	1,000,000	987,892
County of Okaloosa Water and Sewer Series 2025, Rev., 5.00%, 7/1/2033	2,020,000	2,287,141
County of Seminole Water and Sewer Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,168,471
Florida Development Finance Corp. Series 2026B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,159,883
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,250,000	887,500
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,484,176

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	1,007,672
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2056	1,750,000	1,939,171
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,000,000	1,040,005
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000,000	1,052,917
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.80%, 6/1/2026 (c)	675,000	675,000
Lee County Industrial Development Authority
Series 2019A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,281,745
Series 2026, Rev., 4.50%, 10/1/2036 (b) (d)	750,000	746,935
Lee County Industrial Development Authority, Lee Health System, Inc. Project Series 2026A-2, Rev., 5.00%, 4/1/2033 (c)	2,000,000	2,196,576
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 5.85%, 5/1/2037	500,000	530,963
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2025, Rev., 5.25%, 11/1/2055	1,000,000	1,006,285
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Series 2019B, Rev., 5.00%, 5/15/2053	500,000	468,633
Palm Beach County Health Facilities Authority, Multi Family Housing Everglades Townhomes Series 2023, Rev., 2.80%, 2/1/2027	1,000,000	996,962
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2045	3,500,000	3,795,754
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	466,695
Tampa Bay Water Series 2024B, Rev., 5.00%, 10/1/2042	1,500,000	1,654,094
Village Community Development District No. 15 Series 2023, 4.25%, 5/1/2028 (b)	220,000	222,738
Total Florida		30,151,934
Georgia — 2.6%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	2,000,000	1,844,633
Development Authority of Cobb County (The) Series 2026B, Rev., 5.25%, 6/15/2057	500,000	507,363
Douglasville-Douglas County Water and Sewer Authority Series 2025, Rev., 5.00%, 6/1/2041	2,000,000	2,224,702
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,050,000	2,076,922
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,060,523
Paulding County Hospital Authority Series 2026A, Rev., 5.00%, 4/1/2036	1,000,000	1,128,755
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 2.90%, 6/1/2026 (c)	1,250,000	1,250,000
Total Georgia		10,092,898
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,087,617
Illinois — 1.7%
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	1,029,713
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	31,268	31,540
Series 2007A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	32,812	33,120
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	840,000	890,278
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039	380,000	398,652
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.75%, 6/1/2026 (c)	845,000	845,000
Illinois Finance Authority, University of Chicago Series 2024A, Rev., 5.00%, 4/1/2032	1,125,000	1,246,036

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	865,000	933,072
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	985,000	1,103,599
Total Illinois		6,511,010
Indiana — 1.3%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	441,774
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	415,000	394,228
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000,000	989,551
Indiana Finance Authority, Citizen Energy Group Project Series 2026A, Rev., 5.00%, 10/1/2031	2,000,000	2,212,142
Indiana Finance Authority, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2034	1,000,000	1,094,545
Total Indiana		5,132,240
Iowa — 0.4%
Iowa Finance Authority, Single Family Mortgage Series 2022A, Rev., GNMA / FNMA / FHLMC, 3.00%, 1/1/2052	1,000,000	989,251
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035 (d)	500,000	532,564
Total Iowa		1,521,815
Kentucky — 0.5%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,047,032
Series 2025B, Rev., 5.00%, 12/1/2033	750,000	770,868
Total Kentucky		1,817,900
Louisiana — 1.0%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	1,000,000	1,087,194
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	369,172
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	400,923
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025A, Rev., 5.25%, 5/15/2055	1,000,000	1,037,284
Series 2025A, Rev., 5.50%, 5/15/2055	1,000,000	1,056,855
Total Louisiana		3,951,428
Maryland — 0.3%
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement Series 2024, Rev., GTD, 4.00%, 6/1/2044	1,225,000	1,226,150
Massachusetts — 1.1%
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000,000	1,159,234
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	1,000,000	1,047,732
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program Series 2025, Rev., 5.00%, 6/1/2040	1,000,000	1,087,474
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2026	1,000,000	1,002,000
Total Massachusetts		4,296,440
Michigan — 3.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	818,276
Series 2023A, GO, 6.00%, 5/1/2039	2,000,000	2,264,493
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.25%, 7/1/2045	1,790,000	1,943,996
Michigan Finance Authority, Public Lighting Authority Refunding Local Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000,000	1,109,311

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	993,536
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000,000	1,115,113
Michigan State Housing Development Authority Series 2025C, Rev., 6.00%, 6/1/2056	2,000,000	2,196,264
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,000,000	1,035,266
Total Michigan		11,476,255
Minnesota — 1.3%
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 5.00%, 11/15/2042	1,000,000	1,107,545
Series 2026A, Rev., 4.00%, 11/15/2044	1,000,000	988,052
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	80,000	80,065
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	870,000	921,369
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation Series 2011, Rev., 5.25%, 8/1/2026	825,000	826,459
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	950,000	1,053,712
Total Minnesota		4,977,202
Mississippi — 0.2%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000,000	859,041
Missouri — 1.1%
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group Series 2025A, Rev., 5.00%, 11/15/2035	1,000,000	1,118,784
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	865,000	943,107
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,000,000	2,002,083
Total Missouri		4,063,974
Nebraska — 0.3%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965,000	1,064,761
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	710,000	397,600
New Hampshire — 1.0%
City of Manchester, School Facilities Series 2004, Rev., NATL - RE, 5.50%, 6/1/2027	900,000	925,985
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.13%, 3/1/2036 (c)	999,249	980,817
Series 2025-1, Rev., 4.17%, 1/20/2041 (c)	989,173	968,810
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,053,864
Total New Hampshire		3,929,476
New York — 12.1%
Albany Capital Resource Corp., Medical Center Hospital Series 2025A, Rev., 5.25%, 5/1/2050	1,000,000	1,057,953
Battery Park City Authority Series 2023A, Rev., 5.00%, 11/1/2048	1,000,000	1,059,134
Buffalo Sewer Authority Series 2025A, Rev., 5.00%, 6/15/2050	1,080,000	1,128,234
Build NYC Resource Corp., ERE425 LLC ZETA Charter Schools, Inc., Project Series 2025A, Rev., 5.00%, 10/15/2040 (b)	1,000,000	1,015,448
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027	125,000	124,587
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project Series 2022, Rev., 5.00%, 7/1/2029	460,000	482,126

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,031,480
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 4.13%, 12/1/2035	1,000,000	1,028,804
Long Island Power Authority, Electric System Series 2025B, Rev., 3.00%, 9/1/2028 (c)	1,000,000	1,000,521
Metropolitan Transportation Authority
Series 2017D, Rev., 5.00%, 11/15/2033	1,935,000	2,003,708
Series 2024B, Rev., 5.00%, 11/15/2041	1,000,000	1,083,672
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2043	1,000,000	1,092,461
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	256,124
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,000,000	2,004,992
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,250,000	1,269,872
New York City Municipal Water Finance Authority, Second General Resolution Series 2025CC, Rev., 5.00%, 6/15/2032	1,000,000	1,128,248
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000,000	1,175,653
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.85%, 6/1/2026 (c)	6,500,000	6,500,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026I, Rev., 5.25%, 11/1/2049 (d)	1,000,000	1,068,347
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	1,000,000	1,034,416
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000,000	1,107,366
New York State Dormitory Authority, Mount Sinai Obligated Group Series 2025, Rev., 5.00%, 7/1/2045	1,500,000	1,528,114
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	1,000,000	970,176
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,000,000	1,079,164
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2033	1,000,000	1,136,982
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	1,000,000	1,066,211
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2025, Rev., AMT, A.G., 6.00%, 6/30/2045	1,000,000	1,111,914
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	2,008,455
Onondaga Civic Development Corp., Syracuse University Project Series 2025, Rev., 4.50%, 12/1/2050	1,000,000	997,449
Onondaga County Trust for Cultural Resources, Syracuse University Project Series 2019, Rev., 4.00%, 12/1/2047	1,000,000	950,607
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2024C, Rev., 5.00%, 11/15/2038	2,625,000	2,949,748
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	2,500,000	2,666,440
Trust for Cultural Resources of The City of New York (The), Alvin Ailey Dance Foundation Series 2016A, Rev., 4.00%, 7/1/2041	1,095,000	1,041,015
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,160,000	965,914
Total New York		46,125,335
North Carolina — 2.0%
City of Charlotte Water and Sewer System Series 2022A, Rev., 5.00%, 7/1/2030	3,000,000	3,285,989
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.13%, 12/1/2026 (c)	1,000,000	998,679
North Carolina Housing Finance Agency, 1998 Trust Agreement Series 60, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2057	1,535,000	1,744,003

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,320,000	1,436,962
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250,000	252,486
Total North Carolina		7,718,119
Ohio — 3.6%
American Municipal Power, Inc., GreenUp Hydroelectric Project
Series 2025A, Rev., 5.00%, 2/15/2036	1,000,000	1,135,471
Series 2025A, Rev., 5.00%, 2/15/2040	1,000,000	1,107,013
Series 2016A, Rev., 4.00%, 2/15/2041	410,000	408,053
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	856,454
City of Toledo Water System, Waterworks Series 2020, Rev., 5.00%, 11/15/2032	1,300,000	1,413,720
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,020,486
Kings Local School District, Unlimited Tax Series 2025, GO, BAN, 5.00%, 7/9/2026	2,000,000	2,004,324
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,171,188
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,223,140
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,092,823
State of Ohio, Cleveland Clinic Health System, Inc. Series 2026A, Rev., 5.00%, 1/1/2032	1,000,000	1,107,175
Total Ohio		13,539,847
Oklahoma — 1.7%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	200,000	200,648
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,000,000	1,001,787
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990,000	1,106,132
Oklahoma Water Resources Board, Clean Water Program Series 2025, Rev., 5.00%, 4/1/2038	2,000,000	2,257,925
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	1,962,284
Total Oklahoma		6,528,776
Oregon — 0.8%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	680,928
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.75%, 6/1/2026 (c)	2,175,000	2,175,000
Total Oregon		2,855,928
Other — 0.9%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 2.45%, 6/10/2026 (b) (e)	1,750,000	1,735,033
FHLMC Multifamily VRD Certificates Series ML-33, Rev., 4.64%, 10/25/2040 (c)	998,612	1,028,216
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	695,000	695,432
Total Other		3,458,681
Pennsylvania — 2.7%
Bucks County Water and Sewer Authority Series 2022A, Rev., A.G., 5.00%, 12/1/2038	525,000	571,819
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.38%, 9/1/2026 (e)	500,000	482,134
Monroeville Finance Authority, UPMC Obligated Group Series 2026C, Rev., 5.00%, 2/1/2040	1,000,000	1,096,284
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	669,629
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024-145A, Rev., 6.00%, 10/1/2054	920,000	992,893
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000,000	1,127,419
Philadelphia Authority for Industrial Development, City Service Agreement Rebuild Project Series 2025A, Rev., 5.00%, 12/1/2035	3,000,000	3,422,732

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2042	850,000	912,424
School District of Philadelphia (The) Series 2026A, GO, 5.00%, 9/1/2029 (d)	1,000,000	1,064,845
Total Pennsylvania		10,340,179
Rhode Island — 0.7%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	1,000,000	1,075,573
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	1,450,000	1,531,642
Total Rhode Island		2,607,215
South Carolina — 0.9%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project Series 2025, Rev., FHA, 5.25%, 5/15/2044	1,000,000	1,063,184
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	2,355,000	2,372,836
Total South Carolina		3,436,020
South Dakota — 1.1%
South Dakota Health and Educational Facilities Authority, Monument Health Series 2026, Rev., 5.00%, 9/1/2043	1,000,000	1,075,280
South Dakota Health and Educational Facilities Authority, Sanford Series 2025B, Rev., 5.00%, 11/1/2036	1,000,000	1,119,717
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	950,000	1,056,502
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	985,000	1,111,930
Total South Dakota		4,363,429
Tennessee — 3.4%
City of Gallatin Water and Sewer Series 2025, Rev., 5.00%, 1/1/2038	1,110,000	1,247,489
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2026B, Rev., 5.00%, 7/1/2032	1,000,000	1,099,799
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265,000	1,227,253
Metropolitan Government of Nashville and Davidson County Water and Sewer
Series 2025, Rev., 5.00%, 7/1/2036	2,500,000	2,822,913
Series 2025, Rev., 5.00%, 7/1/2038	2,000,000	2,229,634
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	1,000,000	1,080,317
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,048,721
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000,000	1,065,108
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	683,838
Tennessee Energy Acquisition Corp., Gas Project Series 2026A, Rev., 5.00%, 11/1/2034	500,000	532,075
Total Tennessee		13,037,147
Texas — 11.6%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2025, Rev., 5.63%, 6/15/2045 (b)	1,000,000	1,029,508
Austin Community College District, Unlimited Tax Series 2025, GO, 5.00%, 8/1/2037	1,000,000	1,118,073
Board of Regents of the University of Texas System Series 2024A, Rev., 5.00%, 8/15/2042	1,155,000	1,269,747
City of Austin Water and Wastewater System Series 2026, Rev., 5.00%, 11/15/2042	1,500,000	1,666,362
City of El Paso Water and Sewer Series 2026, Rev., 5.00%, 3/1/2041	2,490,000	2,724,229
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2029	1,500,000	1,560,630

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	650,000	693,952
Collin County Community College District Series 2024, Rev., 4.00%, 8/15/2042	1,500,000	1,507,431
Comal Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/1/2038	1,000,000	1,126,983
Housing Options, Inc., The Culbreath Series 2025, Rev., 3.75%, 11/1/2028 (c)	1,000,000	1,012,312
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village Series 2025, Rev., 3.15%, 5/1/2029 (c)	1,000,000	1,001,448
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	912,669
North Texas Municipal Water District Water System Series 2025, Rev., 5.00%, 9/1/2036	2,000,000	2,257,741
North Texas Municipal Water District, Panther Creek Regional Wastewater System Series 2025, Rev., 5.25%, 6/1/2043	1,855,000	2,011,094
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,000,000	1,064,628
San Antonio Water System, Junior Lien Series 2024B, Rev., 5.00%, 5/15/2030	1,000,000	1,085,354
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	1,000,000	1,132,907
State of Texas, College Student Loan Series 2025, GO, AMT, 5.00%, 8/1/2035	1,655,000	1,867,489
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	2,000,000	2,196,289
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,000,000	2,211,960
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 8/1/2036	1,500,000	1,712,514
Texas Department of Housing and Community Affairs Series 2026A, Rev., GNMA COLL, 6.00%, 1/1/2057	2,000,000	2,241,774
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	750,000	801,874
Texas State Affordable Housing Corp., Multi Family Housing La Vista De Lopez Apartment Series 2023, Rev., FHA, 2.80%, 2/1/2027	1,200,000	1,198,025
Texas State University System Series 2026C, Rev., 5.00%, 3/15/2031 (d)	1,000,000	1,075,620
Texas Water Development Board Series 2025, Rev., 5.00%, 10/15/2036	2,000,000	2,292,279
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	4,365,000	4,269,595
Via Metropolitan Transit Advanced Transportation District Sales Tax Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,067,196
Total Texas		44,109,683
Utah — 0.5%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,751,400
Washington — 3.1%
City of Seattle Municipal Light and Power Series 2025, Rev., 5.00%, 2/1/2036	1,570,000	1,803,899
City of Seattle Water System Series 2025, Rev., 5.00%, 5/1/2035	1,000,000	1,161,345
City of Tacoma Electric System Series 2025B, Rev., 5.00%, 1/1/2034	1,655,000	1,883,443
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	999,975
Vancouver Housing Authority
Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	2,044,109
Series 2017A, Rev., 4.00%, 8/1/2039	1,785,000	1,698,917
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	1,012,975
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	250,000	255,826
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	786,426
Total Washington		11,646,915
West Virginia — 0.1%
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	505,000	542,479
Wisconsin — 2.6%
Public Finance Authority, Maniilaq Association Employee Housing Project Series 2026, Rev., 5.00%, 12/1/2032	1,000,000	1,066,883

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	128,831
Public Finance Authority, Senior Lien Series 2024, Rev., AMT, 5.75%, 7/1/2049	1,000,000	1,036,703
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2024A, Rev., 5.00%, 4/1/2035	1,000,000	1,133,905
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (f)	785,000	808,479
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Series 2018, Rev., 5.00%, 4/1/2035	1,165,000	1,205,790
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	1,000,000	1,020,069
Wisconsin Health and Educational Facilities Authority, Wisconsin Housing Reservation Series 2026A, Rev., 5.00%, 11/1/2035	1,000,000	1,095,289
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920,000	990,495
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,435,000	1,558,402
Total Wisconsin		10,044,846
Total Municipal Bonds (Cost $343,312,020)		347,808,919
	SHARES
Short-Term Investments — 8.8%
Investment Companies — 8.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (g) (h) (Cost $33,432,677)	33,430,823	33,434,166
Total Investments — 99.9% (Cost $376,744,697)		381,243,085
Other Assets in Excess of Liabilities — 0.1%		371,377
NET ASSETS — 100.0%		381,614,462

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CME	Chicago Mercantile Exchange
COLL	Collateral
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	68	09/21/2026	USD	7,472,563	43,383
U.S. Treasury 2 Year Note	22	09/30/2026	USD	4,545,750	9,561
					52,944

Abbreviations
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.46 annually	Pay	3/22/2028	USD11,622,500	—	(51,901)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds	$—	$347,808,919	$—	$347,808,919
Short-Term Investments
Investment Companies	33,434,166	—	—	33,434,166

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Total Investments in Securities	$33,434,166	$347,808,919	$—	$381,243,085
Appreciation in Other Financial Instruments
Futures Contracts	$52,944	$—	$—	$52,944
Depreciation in Other Financial Instruments
Swaps	$—	$(51,901)	$—	$(51,901)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$52,944	$(51,901)	$—	$1,043
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.90% (a) (b)	$39,055,223	$37,199,511	$42,820,568	$—	$—	$33,434,166	33,430,823	$170,495	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.